BANK LOANS (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Schedule of bank loans

	March 31,	March 31,
	2024	2023

Canada Emergency Business Account Program (“CEBA Loan”) (1)	$–	$118,224
HSBC Bank – (see note 4)	11,027,234	–
Bank of China (“BOC”) (2)	43,990,600	44,149,424
Private mortgage at 95 Moatfield (3)	3,693,000	3,694,500
Private mortgage at 200/260 Town Centre – (see note 4)	2,954,400	–
TD Trust (4)	–	7,218
RBC line of credit (5)	–	21,982
Private mortgage for Bethune (6)	812,460	–
Less: unamortized financing cost	(54,253)	(296,648)
	62,423,441	47,694,700
Less: current portion of bank loans	(62,423,441)	(47,694,700)
Total	$–	$–

(1)	As at March 31, 2022, the Company received a loan of $217,470 (C$300,000) through the Canadian Emergency Business Account Program (“CEBA Loan”), which provides financial relief for Canadian small businesses during the COVID-19 pandemic. The CEBA Loan has an initial term date on December 31, 2022 (the “Initial Term Date”) and has been extended to December 31, 2023. The CEBA Loan is non-revolving, with an interest rate being 0% per annum prior to the Initial Term Date and 5% per annum thereafter during any extended term, which is calculated daily and paid monthly. The CEBA Loan can be repaid at any time without penalty and, up to $72,490 (C$100,000) of the loans will be forgiven if the balance is repaid by Initial Term Date. The Company anticipates repaying the CEBA Loan prior to the Initial Term Date. As a result, the amount of $72,490 (C$100,000) which is expected to be forgiven was recognized as government subsidies by March 31, 2022. During the year ended March 31, 2023, the Company has excluded one CEBA loan from business separation at Princeton Education. As at March 31, 2023, the Company has outstanding CEBA loan balance of $177,336 (C$240,000) and only unforgiveness portion of $118,244 (C$160,000) was recorded as bank loan payable on the consolidated balance sheet. As at March 31, 2024, the Company has fully paid back the unforgiven portion of CEBA loan and nil balance outstanding.

(2)	In connection with the purchase of two office buildings at 95/105 Moatfield Dr. at the cost of $69.4 million (C$93.9 million) on September 23, 2022, one of the Company’s subsidiaries, 13995291 Canada obtained a bank loan of $44.3 million (C$60 million) from Bank of China (Canada) (“BOC”). The loan has two-years terms with a flexible interest rate of prime +1% per annum, with equal monthly instalments (C$403,251) of blended principal and interest over an amortization period of 25 years. The bank loan is guaranteed by the shareholder Ms. Fan Zhou personally and the Company, with a collateral of the two office buildings purchased. To meet the Bank’s covenants, the Company’s subsidiary 13995291 holding the ownership of these two office buildings have to keep the debt service coverage ratio higher than 1.25. The bank has right to recall the loan if the Company does not meet the annual assessment and review. As of March 31, 2024 and 2023, the Company’s loan was in default due to an unauthorized private mortgage identified by the BOC, and the outstanding balance was on demand at BOC’s call.

(3)	On February 10, 2023, the Company entered a private mortgage agreement with an unrelated party for a proceed of $3.69 million (C$5 million) to support its daily operation and a liability of approximately $1.3 million on a renovation project which was assumed from the prior owner of 95/105 Moatfield Dr. The loan term was 12 months from February 16, 2023 to February 16, 2024 (6 months closed and 6 months open for early termination) with a fixed interest rate of 13% per annum. The loan is guaranteed and secured by the two office buildings owned by 13995291 and Ms. Fan Zhou personally. The loan was extended to August 31, 2024 on February 16, 2024 for a fixed interest rate of 18% per annum. The interest is paid/payable on monthly basis and the principal is payable at matured date or the early termination date.

(4)	The Company’s subsidiary Lowell Academy obtained a five-year term loan of $22,370 (C$28,500) from TD Trust in February 2019, with the floating interest rate of prime rate + 3.5% per annum. The monthly payment is $447 (C$569). As of March 31, 2023, the loan balance was $7,218 (C$9,769). The maturity date is February 1, 2024. The Lowell Academy was deconsolidated from the Group as at March 31, 2024.

(5)	The Company’s subsidiary Lowell Academy obtained a line of credit with limit of $24,009 (C$30,000) from RBC bank in 2019 with the floating interest of RBC prime +2.5% per annum. As at March 31, 2023, a balance of $21,887 (C$29,750) was outstanding from this credit facility. The Lowell Academy was deconsolidated from the Group as at March 31, 2024.

(6)	On December 15, 2023, the Company purchased 100% share in Bethune from a unrelated party, and consolidated Bethune as one wholly owned subsidiary. On December 15, 2023, Bethune had a piece of land with the carrying value of $1,291,073 (C$1,748,000) and a mortgage with a principal balance of $812,460 (C$1,100,000) from a unrelated individual. The mortgage has an open term as of March 31, 2024, with a fixed interest rate of 10% per annum on the principal balance of $738,600 (C$1,000,000) and a fixed interest of 15% per annum on the principal balance of $73,860 (C$100,000). The mortgage is collateral by the land. The Company agreed to assume the mortgage principal balance and the monthly interest payments effective on January 1, 2024.